Revenue - Amount of revenue recognized (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Amounts included in contract liabilities at the beginning of the year	€ 189,009	€ 183,892
Performance obligations satisfied in previous years	995	3,726
Revenue Recognized from Contract Liabilities and Performance Obligations Satisfied	€ 190,004	€ 187,618